EATON VANCE MUTUAL FUNDS TRUST The Eaton Vance Building 255 State Street Boston, MA 02109 Telephone: (617) 482-8260 Telecopy: (617) 338-8354

CERTIFICATION

     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, and Regulation S-T, Eaton Vance Mutual Funds rust (the “Registrant”) on behalf of Eaton Vance Floating-Rate Advantage Fund (the “Fund”) (1933 Act File No. 2-90946) certifies (a) that the forms of prospectus and statement of additional information dated March 14, 2008 used with respect to the Fund, do not differ materially from those contained in Post-Effective Amendment No. 134 (“Amendment No. 134”) to the Registrant’s Registration Statement on Form N-1A, and (b) that Amendment No. 134 was filed electronically with the Commission (Accession No. 0000940394-08-000450) on March 13, 2008.

EATON VANCE MUTUAL FUNDS TRUST
on behalf of Eaton Vance Floating-Rate Advantage Fund

By: /s/ A. John Murphy
A. John Murphy, Assistant Secretary

Date: March 17, 2008